Legal matters	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Legal matters
51	Legal matters

(a)	Dispute with Southern Power Distribution Company of Andhra Pradesh Limited
Certain subsidiaries companies (AP entities) have entered into long-term PPAs having a cumulative capacity of 777 MWs (wind and solar energy projects) with Southern Power Distribution Company of Andhra Pradesh Limited i.e. the distribution company of Andhra Pradesh (APDISCOM). These PPAs have a fixed rate per unit of electricity for the
25-year
term. With regard to aforementioned PPAs, certain litigations as described below are currently underway:
a. In terms of the Generation Based Incentive (GBI) scheme of the Ministry of Renewable Energy (MNRE), the AP entities accrue income based on units of power supplied under the aforementioned PPAs. Andhra Pradesh Electricity Regulatory Commission (APERC) vide its order in July 2018 allowed APDISCOMS to interpret the Andhra Pradesh Electricity Regulatory Commission (Terms and Conditions for Tariff Determination for Wind Power Projects) Regulations, 2015 (Regulations) in a manner to treat GBI as a pass through in the tariff.
The AP entities filed writ petition before the Andhra Pradesh High Court (AP High Court) challenging the vires of the regulation and the order by APERC and were granted an interim stay order in August 2018. As at 31 December 2020, the cumulative amount recoverable from the APDISCOM pertaining to period from February 2017 till July 2018, included in trade receivables amounts to INR 1,004 million. The AP entities have filed an interim application in AP High Court seeking payment of amount wrongfully deducted by the APDISCOM.
The management basis legal opinion obtained by it, believes that the GBI benefit is over and above the applicable tariffs and the APERC does not have jurisdiction to interfere with the intent of GBI scheme and therefore the outstanding amount is recoverable and hence no adjustment has been made in the consolidated financial statements in this regard.
b. The Government of Andhra Pradesh (GoAP) issued an order (GO) dated 1 July 2019 constituting a High-Level Negotiation Committee (HLNC) for review and negotiation of tariff for wind and solar energy projects in the state of Andhra Pradesh. Pursuant to the GO, APDISCOM issued letters dated 11 July 2019 and 12 July 2019 to the AP entities, requesting for revision of tariffs entered into in PPAs. The AP entities filed a writ petition on 23 July 2019 before the AP High Court challenging the GO and the said letters issued by APDISCOM for renegotiation of tariffs. The AP High Court issued its order dated 24 September 2019 enumerating the following:
i. Writ petition is allowed, and both GO and the subsequent letters are set aside.

ii. Further, APDISCOM were instructed to honour pending and future bills and pay the same at the interim rate of INR 2.43 per unit till determination of O.P. No. 17 of 2018 pending before APERC
iii. APERC to
dispose-off
the case within a time frame of six months.
The AP Entities have filed a Writ Appeal before the division bench of the AP High Court challenging the jurisdiction of APERC in entertaining O.P. No. 17 of 2018. Parallelly, the AP Entities have filed another Writ Appeal before the division bench of the AP High Court challenging AP High Court’s direction to the APDISCOM to pay tariff at interim rate till determination of OP No. 17 of 2018 by APERC.
Thereafter, certain power generating companies other than ReNew Group have filed petitions under Article 139 of the Constitution of India before the Supreme Court seeking transfer of the proceedings pending before the Division Bench of the High Court, and for adjudication of the same by the Supreme Court.
APDISCOM has also filed a Special Leave Petition (SLP) in the Supreme Court in October 2020 against the Judgment and order dated 19 December 2019 in I.A. No. 9 of 2019 in W.P. No. 9876 of 2019 of another power generating company in the industry, which modified the Order dated 24 September 2019, passed by Single Judge of AP High Court and directed APDISCOM to make payments at the rate mentioned in PPAs. The AP Entities through its Holding Company, ReNew Power Private Limited, has filed an impleadment application in the SLP apprehending that any order or observation of the Supreme Court may have an adverse impact on the Order dated 24 September 2019 and W.A. No. 6 of 2020 and batch pending before Division Bench of the AP High Court.
The AP entities have a net block of INR 50,154 as at 31 March 2021 (31 March 2020: INR 49,617) and have recognised a revenue of INR 6,680 for the year ended 31 March 2021 (31 March 2020: INR 6,911, 31 March 2019: INR 8,765) and have a trade receivable balance of INR 14,167 as at 31 March 2021 (31 March 2020: INR 8,945, 31 March 2019: INR 4,420) from sale of electricity against such PPAs [including an amount of INR 1,004 for GBI receivable as explained in part (a) to the note].
The management basis legal opinion obtained by it, believes that it has strong merits in the case and the final order would be in its favour and hence no adjustment has been made in the consolidated financial statements for provision of impairment on non-financial
assets.

(b)	Dispute with Karnataka Electricity Regulatory Commission
Distribution companies of the state of Karnataka issued demand notices to captive users (customers of certain Group’s subsidiaries) and to the respective captive plants (hereinafter refer to as the “SPVs”), alleging that captive users had not consumed energy in proportion to their respective shareholding in the SPVs, thereby failing to maintain their Captive Status in accordance with Rule 3 of the Electricity Rules, 2005, and consequently, were liable to pay cross subsidy surcharge and differential between rate of electricity tax applicable on the energy consumed in the entire year.
SPVs had deposited a sum of INR 114 (31 March 2020: INR 114) under protest against the demand raised by distribution companies amounting INR 298 (31 March 2020: INR 298) in relation to the demand notices up to financial year ended 31 March 2018. Thereafter, the SPVs had filed petitions before the Karnataka Electricity Regulatory Commission (KERC) contesting these demands.
KERC had granted interim relief and stayed the demand notice and disconnection by the distribution companies till final adjudication of the petitions. The amount paid under protest has been accounted for as recoverable and disclosed under head “Other current assets” in these financial statements.

Apart from above, a sum of INR 180 has been demanded by distribution companies from some of the captive users of the SPVs towards energy supplied till 31 March 2021, alleging that the captive user had not consumed energy in proportion to its respective shareholding in the SPVs. The SPVs have filed a writ petitions in July, 2019 and August 2020 before the High Court of Karnataka challenging such demands and seeking their quashing. The High Court, vide Orders dated 18 July 2019, 18 December 2019, 18 September 2020 and 6 October 2020, has directed that no precipitative action shall be taken on these demand notices till final adjudication of the petitions.
The SPVs, based on legal advice obtained, believes that there are merits in its position and that the demand raised by distribution companies would be rescinded by relevant legal authorities and hence no adjustment has been made in the consolidated financial statements in this regard.

(c)	Order of the Supreme Court of India to underground high-tension power lines
In earlier years, a petition in public interest (the “Writ Petition”) was filed before the Supreme Court of India to seek directions to save two protected species of birds in the state of Rajasthan and Gujarat (the ‘Birds’) stating that these Birds collide with overhead transmission lines and suffer injuries or die. Subsequent to the year end, on 19 April 2021, the Supreme Court has ordered (the “Order”) for all existing and future powerlines to be undergrounded, subject to feasibility in case of high-tension power lines. As at 31 March 2021, the Group has a total of 3,436.4 MW of power projects, of which 978.8 MW are commissioned and projects with 2,448.6 MW are under development in the area impacted by the Order.
The Group along with other companies in the industry affected by the Order are in the process of evaluating its legality and are contemplating filing an application to challenge or seek appropriate directions, clarifications of the Order. Further, management, basis legal opinion obtained by it believes that the additional cost that will be incurred by the Group shall be recovered from customers under respective PPAs through provisions relating to change in law and force majeure and hence no financial implication is likely to devolve on the Group. Also, under the current circumstances, owing to COVID—19 related lockdowns, it is impracticable to assess the same on the ground or to get the feasibility studies carried out.
Pending the evaluation of future legal course of action, impracticability to assess the operational and financial impact under the current scenario and potential recovery of cost from customers, no effect has been given in these consolidated financial statements.